Receivables (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at Beginning of Period	$ 16,497	$ 42,709
Charged to Costs and Expenses	31,773	75,165
Balances charged-off	(15,801)	(101,378)
Balance at End of Period	$ 32,469	$ 16,497